Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Operating Lease Right Of Use Assets [Abstract]
Schedule of Right-of-Use Assets

December 31, 2021	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,066.6	$(350.0)	$716.6
Other operating leases	15.8	(7.5)	8.3
Right-of-use assets	$1,082.4	$(357.5)	$724.9

December 31, 2020	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,060.9	$(228.0)	$832.9
Office operating leases	13.6	(5.3)	8.3
Right-of-use assets	$1,074.5	$(233.3)	$841.2